Segmented Information and Economic Dependence (Tables)	6 Months Ended
Oct. 31, 2025
Disclosure of operating segments [abstract]
Summary of Geographical Segments

The Company’s revenues are allocated to geographic regions for the three and six months ended October 31, 2025 and 2024 as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
United States of America	2,400	2,200	4,849	4,539
Europe	900	34	1,419	160
Canada	48	59	223	59
Australia	226	370	244	370
Other	550	16	550	24
	4,124	2,679	7,285	5,152

The Company’s non-current assets are allocated to geographic regions as of October 31, 2025 and April 30, 2025 as follows:

	October 31, 2025 $	April 30, 2025 $
North America - Corporate	86	80
North America	4,024	4,167
Belgium	254	268
Netherlands	—	21,172
	4,364	25,687

Geographic segmentation of the Company’s net loss for the three and six months ended October 31, 2025 and 2024 is as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
North America - Corporate	13,378	(1,910)	10,568	(4,497)
North America	1,572	280	1,879	154
Belgium	(1,717)	(1,094)	(3,498)	(2,698)
Netherlands	(16,428)	171	(15,103)	489
	(3,195)	(2,553)	(6,154)	(6,552)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three and six months ended October 31, 2025 and 2024 is as follows:

	Three months ended October 31,		Six months ended October 31,
Interest and accretion (in thousands)	2025 $	2024 $	2025 $	2024 $
North America - Corporate	—	39	—	44
North America	57	55	116	112
Belgium	—	—	—	4
Netherlands	—	(3)	—	(3)
	57	91	116	157

	Three months ended October 31,		Six months ended October 31,
Amortization and depreciation (in thousands)	2025 $	2024 $	2025 $	2024 $
North America - Corporate	1	1	2	3
North America	186	165	367	333
Belgium	20	528	39	1,050
Netherlands	2	—	2	—
	209	694	410	1,386

Summary of Revenues Allocated According to Revenue Types

The Company’s revenues are allocated according to revenue types for the three and six months ended October 31, 2025 and 2024 as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
Project revenue	4,058	2,613	7,184	5,050
Product sales revenue	—	4	1	6
Cryostorage revenue	66	62	100	96
	4,124	2,679	7,285	5,152